UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: December 31, 2002

Check here if Amendment [  ] Amendment Number:
This Amendment (Check only one.): [  ]   is a restatement.
                                  [  ]   adds new holdings
							entries.

Institutional Investment Manager Filing This Report:

Name:    Bar Harbor Bankshares
Address: 82 Main Street, P.O. Box 400
         Bar Harbor, ME 04609-0400

13F File Number:    841105-D

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:     Lara K. Horner
Title:    Assistant Vice President & Financial Systems Officer
Phone:    207-667-6925
Signature, Place, and Date of Signing:


Lara K. Horner         Ellsworth, Maine       February 7, 2003

Report Type (Check only one.):

[   ]          13F HOLDINGS REPORT.

[ X ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

BTI Financial Group

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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